LEASES, Right-of-Use Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Right-of-Use Assets [Abstract]
Right-of-use assets	$ 67,440		$ 58,626
Investment properties	32,118	$ 34,387	34,346
Addition to right-of-use assets and investment properties of leasehold land	17,000	3,100
Leasehold Land [Member]
Right-of-Use Assets [Abstract]
Investment properties	4,632	$ 5,372	5,314
Land and Buildings [Member]
Right-of-Use Assets [Abstract]
Right-of-use assets	$ 67,440		$ 58,626